Docusign Envelope ID: 5E6EFCED-4340-87BB-805C-2F93221829AE

SEMI-ANNUAL SERVICER'S CERTIFICATE

Dated as of May 22, 2026

Pursuant to Section 4.01(c)(ii) of the Securitized Utility Tariff Property Servicing Agreement, dated as of February 23, 2024 (the "Servicing Agreement"), between, EVERGY MISSOURI WEST, INC., a Delaware corporation, as Servicer (the "Servicer"), and EVERGY MISSOURI WEST STORM FUNDING I, LLC, as Issuer (the "Issuer"), the Servicer does hereby certify, for the June 1, 2026 Payment Date (the "Current Payment Date"), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods:	December 1, 2025 to May 31, 2026	
Payment Date:	June 1, 2026	*(actual pay date 6/01/2026)*

1	***Collections Allocable and Aggregate Amounts Available for the Current Payment Date:***			
	Securitzed Utility Tariff Charge Remittances			
a)	Remittances for the Collection Period	December-25	$	2,420,507.88
b)	Remittances for the Collection Period	January-26	$	2,578,299.43
c)	Remittances for the Collection Period	February-26	$	2,595,680.86
d)	Remittances for the Collection Period	March-26	$	2,721,015.37
e)	Remittances for the Collection Period	April-26	$	2,361,714.93
f)	Estimated Remittances for the Collection Period	May-26	$	2,095,380.59
i.	**Total Estimated Securitzed Utility Tariff Charge Remittances**		**$**	**14,772,599.06**
	Investment Earnings on Collection Accounts			
a)	Investment Earnings on General Subaccount		$	136,830.51
b)	Investment Earnings on Capital Subaccount		$	30,072.33
c)	Investment Earnings on Excess Funds Subaccount		$	43,214.32
ii.	**Total Investment Earnings**		**$**	**210,117.16**
	General Subaccount Balance (i. and ii.) available for debt service		**$**	**14,982,716.22**
iii.	Excess Funds Subaccount Balance as of prior Payment Date		$	2,327,716.01
iv.	Capital Subaccount Balance as of prior Payment Date		$	1,655,635.00
	Total Collection Account Balance (i. ii. Iii. and iv. above)		**$**	**18,966,067.23**

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Docusign Envelope ID: 5E6EFCED-4340-87BB-805C-2F93221829AE

2 ***Outstanding Amounts as of prior Payment Date:***

i.	Tranche A-1 Outstanding Amount		$	303,399,115.53
ii.	Tranche A-2 Outstanding Amount	n/a	$	-
iii.	**Aggregate Outstanding Amount of all Tranches of Securitized Utility Tariff Bonds**		**$**	**303,399,115.53**

3 ***Required Funding/Payments as of Current Payment Date:***

	Principal			**Principal Due**
i.	Tranche A-1		$	8,410,192.68
ii.	Tranche A-2	n/a	$	-
iii.	**For all Tranches of Securitized Utility Tariff Bonds:**		**$**	**8,410,192.68**

	Interest	**Interest Rate**	**Days In Interest Period**	**Principal Balance**			**Interest Due**
i.	Tranche A-1	5.104%	180	$	303,399,115.53	$	7,742,745.43
ii.	Tranche A-2	n/a	n/a		n/a	$	-
iii.	**For all Tranches of Securitized Utility Tariff Bonds:**					**$**	**7,742,745.43**

			Required Level		**Funding Required**
iv.	**Capital Subaccount**	$	1,655,635.00	$	-

4 ***Allocation of Remittances as of Current Payment Date***
Pursuant to 8.02(e) of Indenture

i.	Indenture Trustee Fees and Expenses; Indemnity Amounts	$	-
ii.	Servicing Fee	$	82,781.75
iii.	Administration Fee	$	25,000.00
iv.	Other Operating Expenses Due or Paid during Term	$	63,173.20
v.	Periodic Interest for Payment Date	$	7,742,745.43

	Tranche		**Aggregate**	**Per $1,000 of Original Principal Amount**
1	Tranche A-1	$	7,742,745.43	$23.38

vi.	Principal Due and payable as a result of an event of default or on final maturity	$	-
vii.	Periodic Principal for Payment Date	$	8,410,192.68

	Tranche		**Aggregate**	**Per $1,000 of Original Principal Amount**
1	Tranche A-1	$	8,410,192.68	$25.40

viii.	Other Unpaid Fees Owed to Indenture Trustee	$	-
ix.	Unpaid Operating Expenses related to Bonds	$	-
x.	Amount by which Required Capital Level Exceeds Capital Subaccount	$	-

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Docusign Envelope ID: 5E6EFCED-4340-87BB-805C-2F93221829AE

xi.	Return on Evergy Missouri West Capital Contribution		$	73,675.76
xii.	Deposit to Excess Funds Subaccount		$	-
xiii.	Released to Issuer upon Retirement of all Notes		$	-
	Aggregate Requirements as of Current Payment Date (4 i. through xiii.)		**$**	**16,397,568.82**
5	***Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:***			
i.	Excess Funds Subaccount - dividend sweep		$	43,214.32
ii.	Excess Funds Subaccount (Requirements vs. Period Cash Flow)		$	1,414,852.60
iii.	Capital Subaccount - dividend sweep		$	30,072.33
iv.	**Total Withdrawals**		**$**	**1,488,139.25**
6	***Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):***			
i.	Tranche A-1 Balance	$ 294,988,922.85		
ii.	Excess Funds Subaccount Balance		$	912,863.41
iii.	Capital Subaccount Balance		$	1,655,635.00
	Aggregate Reserve Account Balance		**$**	**2,568,498.41**
7	***Shortfall in Interest and Principal Payments as of Current Payment Date***			
i.	Semi-annual Interest	Tranche A-1 Interest Payment	$	-
ii.	Semi-annual Principal	Tranche A-1 Principal Payment	$	-
8	***Shortfalls in Required Subaccount levels as of Current Payment Date***			
	Capital Subaccount		**$**	**-**

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer's Certificate as of the date first above written.

EVERGY MISSOURI WEST, INC.,
a Delaware corporation

By: Signed by: [signature] 80EF805B5DC44CF...

Matthew B. Gummig
Vice President, Chief Accounting Officer

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